VictoryShares Pioneer Active Credit ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares Pioneer Active Credit ETF | VictoryShares Pioneer Active Credit ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0